SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable:
Overseas	$ 4,795	$ 5,178
In Israel	1,123	2,616
Trade	5,918	7,794
Other:
Accrued expenses	884	727
Accrual for vacation and recreation pay	287	253
Payroll and related expenses	266	293
Other	3	7
Other	$ 1,440	$ 1,280